Summary of Significant Accounting Policies - Schedule of Consolidated Operations (Details) - Variable Interest Entity, Primary Beneficiary [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Consolidated Operations [Line Items]
Total revenues	$ 498,122	$ 401,825	$ 370,325
Cost of revenues	(453,365)	(355,662)	(328,793)
Income from operations	14,450	14,420	10,318
Net income	$ 10,490	$ 10,828	$ 8,298